April 15, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:      VANGUARD TRUSTEES’ EQUITY FUND (THE TRUST)

FILE NO.  2-65955-99

485(a) Filing and Request for Acceleration of Effectiveness

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Commissioners:

We respectfully submit the enclosed 57th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting Vanguard Emerging Markets Select Stock Fund, a new series of the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated April 15, 2011, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of June 13, 2011, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purpose of this Post-Effective Amendment 57 is to add the “Subject to Completion” Legend as set forth in Rue 481(b)(2) under the Securities Act of 1933 to the Trust’s 56th Post-Effective Amendment, which was filed on March 28, 2011, pursuant to Rule 485(a)(2). Except for the addition of this language, the Trust’s registration statement is not materially different from the filing that we made on March 28, 2011.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.

Sincerely,

Nathan M. Will
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission

Appendix A

461(a) Acceleration Request

April 15, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:      VANGUARD TRUSTEES’ EQUITY FUND (THE TRUST)

FILE NO.  2-65955-99

461(a) Request for Acceleration of Effectiveness

---------------------------------------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Trustees’ Equity Fund (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 57th Post-Effective Amendment (PEA) of the Trust’s registration statement on Form N-1A, affecting Vanguard Emerging Markets Select Stock Fund, a new series of the Trust, be accelerated to June 13, 2011.  We previously filed PEA 56 of the Trust’s registration statement on March 28, 2011.  We filed PEA 57 of the Trust’s registration statement today,
April 15, 2011.

We plan to file PEA 58 of the Trust’s registration statement on or about June 13, 2011.  PEA 58 will reflect our responses to the Commission staff’s comments on PEAs 56 and 57.  PEAs 56, 57, and 58 are being submitted in order to: (1) add the new series mentioned above to the Trust; (2) add the “Subject to Completion” Legend as set forth in Rule 481(b)(2) under the Securities Act of 1933; and (3) effect a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Nathan M. Will at (610) 669-2689.

Sincerely,

VANGUARD TRUSTEES’ EQUITY FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Brion Thompson, Esq.

U.S. Securities and Exchange Commission